BIOLOGICAL ASSETS (Tables)	12 Months Ended
Oct. 31, 2023
Schedule of Fair value of biological assets

	October 31, 2023	October 31, 2022
	$	$
Beginning balance	1,199,519	1,188,552
Increase in biological assets due to capitalized costs	6,792,298	5,630,863
Change in FVLCTS due to biological transformation	3,355,797	3,278,572
Transferred to inventory upon harvest	(9,780,792)	(8,898,468)
Ending balance	1,566,822	1,199,519

Schedule of Fair value of biological assets

			Impact of 20% change
	October 31, 2023	October 31, 2022	October 31, 2023	October 31, 2022
Estimated selling price per pound ($/pound)	$945	$817	$340,390	$246,397
Estimated stage of growth (%)	51%	49%	$280,663	$204,814
Estimated flower yield per harvest (pound)	3,283	2,638	$280,663	$204,814